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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                           Commission File No. 1-10760

Check One): [_] Form 10-K    [_] Form 20-F     [_] Form 11-K     [X]  Form 10-Q
[_]  Form N-SAR

For Period Ended: September 30, 2002
[_]   Transition Report on Form 10-K       [_]   Transition Report on Form 10-Q
[_]   Transition Report on Form 20-F       [_]   Transition Report on Form N-SAR
[_]   Transition Report on Form 11-K
      For the Transition Period Ended: __________________________

      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

      If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

         ______________________________________________________________

                                     PART I
                             REGISTRANT INFORMATION

                           Mutual Risk Management Ltd.
         --------------------------------------------------------------
                             Full Name of Registrant

                                       N/A
         --------------------------------------------------------------
                            Former Name if Applicable

                                44 Church Street
         --------------------------------------------------------------
            Address of Principal Executive Office (Street and Number)

                             Hamilton HM 12 Bermuda
         --------------------------------------------------------------
                            City, State and Zip Code

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                                     PART II
                             RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]  (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

     (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

     State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     On March 28, 2002, the Pennsylvania Insurance Commissioner entered a rehabilitation order with respect to Mutual Risk Management Ltd.'s ("the Company") insurance subsidiaries domiciled in Pennsylvania, Legion Insurance Company ("Legion Insurance") and Villanova Insurance Company ("Villanova"). In addition, on April 3, 2002, the Illinois Insurance Commissioner entered a conservation order with respect to Legion Indemnity Company ("Legion Indemnity" and, collectively with Legion Insurance and Villanova, the "Legion Companies"), the Company's insurance subsidiary domiciled in Illinois. The Company filed its Form 10-K/A on November 8, 2002, and as such has not yet been able to complete its first, second or third quarter 10-Qs.

     In addition, the Company's staff has decreased and many of the individuals responsible for financial reporting have also been working on negotiations with the senior lenders to restructure the Company's debt obligations, which has contributed to the delay in finalizing results. The Company announced on May 3, 2002 that it has reached an agreement in principle to restructure its senior debt. The proposed restructuring would be effected through a Scheme of Arrangement under Bermuda Law, however, the agreement in principle is not binding on the senior debt holders or the Company and remains subject to final negotiation, regulatory approval and the approval of other creditors. The Company and its staff continue to work on finalizing and, eventually, implementing the proposed restructuring.

     The Company has completed a number of asset sales, which has contributed to the delay in finalizing first, second and third quarter results.

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                                     PART IV
                                OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

    Richard E. O'Brien          215               963-1938
   --------------------     -----------      ------------------
    (Name)                  (Area Code)      (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [_] Yes [X] No.

The Form 10-Qs for the periods ended March 31 and June 30, 2002 have not yet been filed.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X] Yes [_] No.

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     Based on the ongoing developments described in Part III, the Company has been assessing its ability to continue as a going concern and the effect of these developments on (i) its financial statements; and (ii) its strategies going forward. As a result the Company's Form 10-K/A was delayed and filed on November 8, 2002. This has prevented the Company from completing its first, second or third quarter Form 10-Qs to date.

     The Company's financial results for the third quarter of 2002 will be significantly lower than the corresponding period of 2001. In addition, the results of the Legion Companies will not be consolidated with the Company's financial results.

                           Mutual Risk Management Ltd.
              -----------------------------------------------------
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date: November 20, 2002

                                   By: /s/ Angus H. Ayliffe
                                       -----------------------------------------
                                       Angus H. Ayliffe, Chief Financial Officer
                                       and Controller

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